Segment Information (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Operating Segments [Abstract]
Analysis of the Group Revenue from Major Products and Services

The following is an analysis of the Group’s revenue from its major products and services.

	For the Year Ended December 31
	2016	2017	2018
Out-licensing	$10,250,000	$—	$—
Others	1,296,971

	$11,546,971	$—	$—